Stock Based Compensation (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	May 31, 2014
Share Based Compensation Arrangement By Share Based Payment Award Options Aggregate Intrinsic Value [Abstract]
Outstanding at May 31, 2014	$ 820	[1]
Stock options exercisable	493	[1]
Stock options expected to vest	$ 307	[1]
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Roll Forward
Outstanding at June 1, 2013	19,135,434
Stock options granted	3,482,179
Stock options exercised	(6,468,517)
Stock options forfeited	(514,240)
Outstanding at May 31, 2014	15,634,856
Stock options exercisable	8,913,173
Stock options expected to vest	6,318,382
Stock options available for future grants	13,108,873
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Weighted Average Remaining Contractual Term (in years) [Abstract]
Outstanding at May 31, 2014	6.0
Stock options exercisable	4.3
Stock options expected to vest	8.3
Share Based Compensation Arrangement By Share Based Payment Award Options Weighted Average Exercise Price [Abstract]
Outstanding at June 1, 2013	$ 87.62
Stock options granted	$ 103.83
Stock options exercised	$ 86.15
Stock options forfeited	$ 91.61
Outstanding at May 31, 2014	$ 91.71
Stock options exercisable	$ 88.81
Stock options expected to vest	$ 95.56

[1]	Only presented for options with market value at May 31, 2014 in excess of the exercise price of the option.